Stock-Based Compensation (Details) - Schedule of Estimates the Fair Value of Each Option Award - $ / shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Stock-Based Compensation [Line Items]
Weighted-average fair value (in Dollars per share)	$ 2.52	$ 2.45
Dividend yield	0.00%	0.00%
Minimum [Member]
Stock-Based Compensation [Line Items]
Expected volatility	105.00%	100.00%
Expected term	5 years	5 years
Risk-free interest rate	3.94%	1.26%
Maximum [Member]
Stock-Based Compensation [Line Items]
Expected volatility	114.00%	134.00%
Expected term	6 years 2 months 12 days	7 years
Risk-free interest rate	4.92%	4.24%